As filed with the Securities and Exchange Commission on March 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

FactorShares Trust
_____________________________________
(Exact name of registrant as specified in charter)

One Penn Plaza, 36th Floor
New York, NY 10119
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(877) 756-7873
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

PureFunds ISE Diamond/Gemstone ETF
Schedule of Investments
December 31, 2012 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Australia - 7.1%
Metals & Mining - 7.1%
BHP Billiton Limited	3,800	$146,401
Total Metals & Mining		146,401
Total Australia		146,401

Bermuda - 6.7%
Specialty Retail - 6.7%
Signet Jewelers Ltd.	2,600	138,840
Total Specialty Retail		138,840
Total Bermuda		138,840

Canada - 21.8%
Metals & Mining - 21.8%
Archon Minerals Ltd. (a)	4,000	3,056
Harry Winston Diamond Corporation (a)	10,200	143,356
Lucara Diamond Corporation (a)	122,800	81,480
Mountain Province Diamonds Inc. (a)	23,400	91,511
Peregrine Diamonds Ltd. (a)	92,800	40,583
Shore Gold Inc. (a)	157,200	32,398
Stornoway Diamond Corporation (a)	86,400	59,933
Total Metals & Mining		452,317
Total Canada		452,317

Guernsey - 2.4%
Metals & Mining - 2.4%
Paragon Diamonds Ltd. (a)	179,200	50,943
Total Metals & Mining		50,943
Total Guernsey		50,943

Hong Kong - 23.3%
Specialty Retail - 21.0%
Chow Sang Sang Holdings International Limited	43,000	99,749
Chow Tai Fook Jewellery Group Limited	93,200	149,584
Emperor Watch & Jewellery Ltd	665,600	81,581
Luk Fook Holdings (International) Limited	32,800	103,256
Total Specialty Retail		434,170
Textiles, Apparel & Luxury Goods - 2.3%
Ming Fung Jewellery Group Limited (a)	1,064,600	48,074
Total Textiles, Apparel & Luxury Goods		48,074
Total Hong Kong		482,244

Japan - 2.9%
Specialty Retail - 2.9%
Tsutsumi Jewelry Co., Ltd.	2,400	61,306
Total Specialty Retail		61,306
Total Japan		61,306

Jersey - 8.6%
Metals & Mining - 8.6%
Petra Diamonds Limited (a)	97,200	177,634
Total Metals & Mining		177,634
Total Jersey		177,634

United Kingdom - 19.6%
Metals & Mining - 19.6%
Anglo American PLC	5,000	153,836
Firestone Diamonds PLC (a)	744,400	47,040
Gem Diamonds Limited (a)	38,400	89,826
Gemfields PLC (a)	126,000	70,615
Namakwa Diamonds Ltd. (a)	591,600	43,967
Total Metals & Mining		405,284
Total United Kingdom		405,284

United States - 6.8%
Internet Catalog & Retail - 4.6%
Blue Nile, Inc. (a)	2,500	96,250
Total Internet Catalog & Retail		96,250
Specialty Retail - 2.2%
Zale Corporation (a)	11,000	45,210
Total Specialty Retail		45,210
Total United States		141,460

TOTAL COMMON STOCKS (Cost $1,990,377)		2,056,429

Total Investments (Cost $1,990,377)* - 99.2%		2,056,429
Other Assets in Excess of Liabilities - 0.8%		15,548
TOTAL NET ASSETS - 100.0%		$2,071,977

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
December 31, 2012 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.0%
Metals & Mining - 100.0%

Australia - 2.0%
Perilya Limited (a)	112,200	$39,615
Total Australia		39,615

Bermuda - 4.5%
G-Resources Group Ltd. (a)	1,896,600	89,314
Total Bermuda		89,314

Canada - 89.7%
Alexco Resource Corporation (a)	18,400	65,688
Aurcana Corporation (a)	130,400	121,918
Bear Creek Mining Corporation (a)	28,200	93,839
Endeavour Silver Corp. (a)	17,000	134,130
Excellon Resources, Inc. (a)	98,200	55,285
Fortuna Silver Mines Inc. (a)	30,800	128,501
Gabriel Resources Ltd. (a)	38,200	90,632
Gran Colombia Gold Corp. (a)	65,600	23,742
Great Panther Silver Ltd. (a)	45,000	68,850
Hana Mining Ltd. (a)	23,600	18,981
International Minerals Corporation (a)	17,200	69,512
MAG Silver Corp (a)	14,000	143,139
Mandalay Resources Corp (a)	99,000	114,457
Minco Silver Corporation (a)	21,600	33,658
Mirasol Resources Ltd. (a)	17,000	41,872
Orko Silver Corporation (a)	43,000	101,589
Primero Mining Corporation (a)	10,400	66,915
Revett Minerals Inc. (a)	12,600	35,341
Sabina Gold & Silver Corporation (a)	20,400	54,348
Santacruz Silver Mining Ltd. (a)	11,400	24,984
Scorpio Mining Corporation (a)	30,600	31,686
Silvercorp Metals Inc. (a)	24,600	126,129
SilverCrest Mines Inc. (a)	14,800	37,792
Trevali Mining Corp. (a)	29,000	31,195
US Silver & Gold Inc. (a)	21,200	36,658
Wildcat Silver Corporation (a)	50,800	40,857
Total Canada		1,791,698

United Kingdom - 0.6%
Arian Silver Corporation (a)	52,800	12,849
Total United Kingdom		12,849

United States - 3.2%
Golden Minerals Company (a)	14,000	64,260
Total United States		64,260

Total Metals & Mining		1,997,736

TOTAL COMMON STOCKS (Cost $1,973,001)		1,997,736

Total Investments (Cost $1,973,001)* - 100.0%		1,997,736
Other Assets in Excess of Liabilities - 0.0%		550
TOTAL NET ASSETS - 100.0%		$1,998,286

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

PureFunds ISE Mining Service ETF
Schedule of Investments
December 31, 2012 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.9%
Australia - 51.8%
Commerical Services & Supplies - 6.8%
Mineral Resources Ltd.	15,000	$151,251
Total Commerical Services & Supplies		151,251
Construction & Engineering - 39.4%
Ausdrill Limited	34,200	100,508
Ausenco Limited (a)	20,000	66,253
Boart Longyear Ltd	54,800	106,701
Clough Limited	82,400	79,579
Forge Group Ltd.	13,400	68,602
Gr Engineering Services Pty Ltd.	25,800	21,300
MACA Limited	26,200	61,761
Macmahon Holdings Limited	186,400	43,553
Mastermyne Group Ltd.	31,800	51,185
Monadelphous Group Limited	7,000	177,513
NRW Holdings Limited	30,800	60,131
WDS Ltd.	89,800	44,761
Total Construction & Engineering		881,847
Machinery - 2.7%
Bradken Limited	10,800	61,460
Total Machinery		61,460
Metals & Mining - 2.9%
Imdex Limited	37,800	66,142
Total Metals & Mining		66,142
Total Australia		1,160,700

Canada - 12.0%
Diversifed Financial Services - 2.3%
Sprott Resource Lending Corp. (a)	32,800	50,781
Total Diversifed Financial Services		50,781
Metals & Mining - 9.7%
Energold Drilling Corp. (a)	16,000	48,256
Foraco International SA (a)	21,000	50,880
Major Drilling Group International Inc.	8,400	82,759
Orbit Garant Drilling Inc. (a)	16,600	36,714
Total Metals & Mining		218,609
Total Canada		269,390

China - 6.6%
Oil & Gas & Consumable Fuels - 6.6%
China Coal Energy Company - Class H	136,400	148,176
Total Oil & Gas & Consumable Fuels		148,176
Total China		148,176

Indonesia - 2.1%
Oil & Gas & Consumable Fuels - 2.1%
Delta Dunia Makmur Tbk PT (a)	2,930,800	46,528
Total Oil & Gas & Consumable Fuels		46,528
Total Indonesia		46,528

Jersey - 2.5%
Energy Equipment & Services - 2.5%
Capital Drilling Ltd. (a)	131,200	55,413
Total Energy Equipment & Services		55,413
Total Jersey		55,413

South Africa - 2.1%
Metals & Mining - 2.1%
Sentula Mining Ltd. (a)	226,200	46,694
Total Metals & Mining		46,694
Total South Africa		46,694

Sweden - 6.9%
Machinery - 6.9%
Atlas Copco AB	5,600	153,538
Total Machinery		153,538
Total Sweden		153,538

United States - 12.9%
Construction & Engineering - 2.1%
Layne Christensen Company (a)	2,000	48,540
Total Construction & Engineering		48,540
Machinery - 10.8%
Joy Global Inc.	2,200	140,316
Terex Corporation (a)	3,600	101,196
Total Machinery		241,512
Total United States		290,052

TOTAL COMMON STOCKS (Cost $1,946,546)		2,170,491

Total Investments (Cost $1,946,546)* - 96.9%		2,170,491
Other Assets in Excess of Liabilities - 3.1%		68,751
TOTAL NET ASSETS - 100.0%		$2,239,242

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at December 31, 2012 (Unaudited)

The Funds utilize various methods to measure the fair value of the investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2012:

PureFunds ISE Diamond/Gemstone ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,053,373	$3,056	$-	$2,056,429
Total Investments in Securities	$2,053,373	$3,056	$-	$2,056,429

^ See the Schedule of Investments for further disaggregation of investment categories.

For the period ended December 31, 2012, there were no transfers into or out of levels.
Transfers between levels are recognized at the end of the reporting period.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,997,736	$-	$-	$1,997,736
Total Investments in Securities	$1,997,736	$-	$-	$1,997,736

^ See the Schedule of Investments for further disaggregation of investment categories.

For the period ended December 31, 2012, there were no transfers into or out of levels.
Transfers between levels are recognized at the end of the reporting period.

PureFunds ISE Mining Service ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,104,430	$66,061	$-	$2,170,491
Total Investments in Securities	$2,104,430	$66,061	$-	$2,170,491

^ See the Schedule of Investments for further disaggregation of investment categories.

For the period ended December 31, 2012, there were no transfers into or out of levels.
Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FactorShares Trust

By (Signature and Title) /s/ Samuel Masucci, III
 Samuel Masucci, III, President

Date           2/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
   Samuel Masucci, III, President

Date           2/28/13

By (Signature and Title)* /s/ Mary Byra
   Mary Byra, Principal Financial Officer

Date           2/28/13

* Print the name and title of each signing officer under his or her signature.